Licensing Arrangement and Supply Chain Agreement (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Royalty income	$ 23	$ 8	$ 47	$ 29
Supply chain	87	256	168	301
Product sales			1,016	129
PIP Study [Member]
Statement Line Items [Line Items]
Licensee costs			$ 324	809
Novo Nordisk A/S [Member]
Statement Line Items [Line Items]
Percentage of cost sharing			70.00%
Supply chain			$ 153	$ 968